COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancellable operating lease agreements
Year Ending December 31,
2015	1,791,198
2016	1,845,430
2017	1,836,051
2018	1,792,665
2019	1,752,800
Thereafter	11,206,521
Total	20,224,665